OTHER (EXPENSE) INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Tax receivable agreement expense	$ (65,648)	$ 0
Loss on debt extinguishment	(1,002)	0
(Loss) gain on disposal of assets	(683)	762
Loss on provision - loan receivable	(330)	(314)
Realized loss on financial instruments	(81)	(94)
Gain from insurance proceeds	1,335	0
Gain (loss) on foreign currency	1,039	(303)
Escrow receipt on prior acquisition	598	0
Debit card rebate income	465	144
Gain on legal settlement	266	0
Gain on exit operations	125	0
Unrealized gain (loss) on investments held at fair value	9	(406)
Gain on lease termination	0	1,263
Other income, net	1,978	688
Other (expense) income, net	$ (61,929)	$ 1,740